Retirement Plans - Information about Pension Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligation:
Beginning benefit obligation	$ 21,604	$ 16,934
Service cost	1,204	939
Interest cost	884	915
Settlement loss	821
Actuarial (gain)/loss	(1,272)	3,474
Benefits paid	(4,785)	(658)
Ending benefit obligation	18,456	21,604
Change in plan assets, at fair value:
Beginning plan assets	13,441	11,445
Actual return	1,943	1,181
Employer contribution	4,900	1,510
Benefits paid	(4,785)	(658)
Administrative expenses	(33)	(37)
Ending plan assets	15,466	13,441
Funded status at end of year	$ (2,990)	$ (8,163)